Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $)	9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Statements Of Operations [Abstract]
Revenue	$ 4,163,149	$ 3,673,405	$ 5,305,130	$ 4,171,622
Cost of revenue	2,186,879	2,196,874	3,001,573	2,715,227
Gross profit	1,976,270	1,476,531	2,303,557	1,456,395
Operating Expenses
Compensation expenses	639,415	500,169	730,268	806,711
Research and development expense	296,656	358,207	472,229	199,144
Bad debt expenses	542,890	114,956	393,774	78,038
Occupancy expenses	186,110	182,691	254,132	221,000
Depreciation expense	49,864	53,620	75,844	36,402
General and administration expenses	1,125,521	276,757	251,220	226,936
Total operating expenses	2,840,456	1,486,400	2,177,467	1,568,231
(Loss) income from operations	(864,186)	(9,869)	126,090	(111,836)
Other Income (Expense)
Interest income	80,629	82,818	114,309	109,899
Research and development grant	404,585	356,404	526,962	302,876
Finance costs	(281)	(140)	(16,797)	(28,555)
Other expense (income)	(7,628)	(11,288)	(182,566)	(14,797)
Total Other Income	477,305	427,794	441,908	369,423
(Loss) income from operations before income taxes	(386,881)	417,925	567,998	257,587
Provision for income taxes	203,186	240,428	305,246	179,647
(Loss) income from continuing operations before income taxes	(590,067)	177,497
Net loss from discontinued operations	(301,280)
Net (loss) income	(891,347)	177,497	262,752	77,940
Other comprehensive loss
Foreign currency translation	72,563	200,488	(826,704)	(253,280)
Comprehensive loss	$ (818,784)	$ 377,985	$ (563,952)	$ (175,340)
Net (loss) income per share Basic and Diluted:
Continuing operations	$ (0.058)	$ 0.034
Discontinued	$ (0.030)
Total	$ (0.088)	$ 0.034
Basic			$ 0.049	$ 0.015
Diluted			$ 0.049	$ 0.015
Weighted average number of shares used in computing basic and diluted net (loss) income per share:
Basic	10,104,849	5,300,000	5,313,661	5,300,000
Diluted	10,104,849	5,300,000	5,313,680	5,300,000